Label	Element	Value
Class IR Prospectus | Emerging Markets Leaders Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

September 29, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 29, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2022

Emerging Markets Leaders Portfolio (Class IR) (the "Fund")

Effective after the close of business on September 30, 2022, the Fund's contractual advisory fee rates and the maximum expense ratio of each share Class will be decreased. Accordingly, effective after the close of business on September 30, 2022, the Fund's Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Leaders Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective after the close of business on September 30, 2022.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example tables under the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Class IR Prospectus | Emerging Markets Leaders Portfolio | Class IR
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.00%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	13.00%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,957
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,940
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,758
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,957
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,940

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective after the close of business on September 30, 2022.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective after the close of business September 30, 2022.